UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07209

     T. Rowe Price Value Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE VALUE FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 95.9%
CONSUMER DISCRETIONARY 18.3%
Automobiles 1.2%
GM	1,200,000	22,860
Harley-Davidson	1,810,000	67,875
		90,735
Diversified Consumer Services 1.1%
H&R Block	4,035,000	83,766
		83,766
Hotels, Restaurants & Leisure 1.3%
International Game Technology	2,375,000	95,499
		95,499
Household Durables 2.5%
Fortune Brands	1,100,000	76,450
Newell Rubbermaid	2,825,000	64,608
Sony, ADR	1,285,000	51,490
		192,548
Internet & Catalog Retail 0.5%
Liberty Media Interactive, Class A (1)	2,255,000	36,396
		36,396
Media 6.9%
Cablevision, Class A (1)	3,790,000	81,220
CBS, Class B	1,095,000	24,178
Comcast, Class A	590,000	11,411
Comcast, Special Class A	1,515,000	28,739
Discovery Holding, Class A (1)	2,940,000	62,387
DISH Network (1)	2,115,000	60,764
Liberty Entertainment, Class A (1)	2,950,000	66,788
New York Times, Class A	1,950,000	36,816
Time Warner	6,750,000	94,635
Time Warner Cable, Class A (1)	1,047,100	26,156
Viacom, Class B (1)	650,000	25,753
		518,847
Multiline Retail 1.1%
Kohl's (1)	1,990,000	85,351
		85,351
Specialty Retail 3.7%
Bed Bath & Beyond (1)	2,540,000	74,930
Home Depot	3,890,000	108,803
RadioShack	795,000	12,919
TJX	2,505,000	82,840
		279,492
Total Consumer Discretionary		1,382,634
CONSUMER STAPLES 8.2%
Beverages 2.7%
Anheuser-Busch	2,260,000	107,237
Coca-Cola	925,000	56,305
Coca-Cola Enterprises	1,285,000	31,097
Heineken (EUR)	165,000	9,598
		204,237
Food & Staples Retailing 1.6%
Wal-Mart	2,245,000	118,267
		118,267
Food Products 2.8%
Campbell Soup	315,000	10,694
General Mills	785,000	47,006
Hershey Foods	1,355,000	51,043
Kraft Foods, Class A	1,565,000	48,530
Sara Lee	4,060,000	56,759
		214,032
Personal Products 0.8%
Avon	1,620,000	64,055
		64,055
Tobacco 0.3%
Altria Group	325,000	7,215
Philip Morris (1)	325,000	16,438
		23,653
Total Consumer Staples		624,244
ENERGY 13.4%
Energy Equipment & Services 3.8%
Baker Hughes	1,025,000	70,213
BJ Services	3,910,000	111,474
Schlumberger	1,195,000	103,965
		285,652
Oil, Gas & Consumable Fuels 9.6%
ConocoPhillips	575,000	43,821
CONSOL Energy	760,000	52,584
ExxonMobil	995,000	84,157
Murphy Oil	1,470,000	120,746
Royal Dutch Shell, A Shares, ADR	1,160,000	80,017
Spectra Energy	2,375,000	54,031
StatoilHydro (NOK)	3,190,000	96,045
Sunoco	1,200,000	62,964
Total, ADR	1,860,000	137,659
		732,024
Total Energy		1,017,676
FINANCIALS 17.9%
Capital Markets 3.5%
Ameriprise Financial	885,000	45,887
Bank of New York Mellon	800,000	33,384
Merrill Lynch	1,510,000	61,517
Morgan Stanley	1,165,000	53,241
State Street	920,000	72,680
		266,709
Commercial Banks 2.0%
Fifth Third Bancorp	925,000	19,351
First Horizon National	4,195,000	58,772
SunTrust	810,000	44,663
U.S. Bancorp	950,000	30,742
		153,528
Consumer Finance 1.4%
American Express	660,000	28,855
Capital One Financial	925,000	45,529
SLM Corporation (1)	2,200,000	33,770
		108,154
Diversified Financial Services 2.8%
Bank of America	1,835,000	69,565
Citigroup	3,210,000	68,758
JPMorgan Chase	1,435,000	61,633
Liberty Media Capital, Class A (1)	710,000	11,176
		211,132
Insurance 5.8%
American International Group	2,085,000	90,176
Assurant	155,240	9,448
Berkshire Hathaway, Class A (1)	395	52,693
Genworth Financial, Class A	4,100,000	92,824
Hartford Financial Services	410,000	31,066
Lincoln National	1,250,000	65,000
Marsh & McLennan	2,980,000	72,563
Willis Group Holdings	785,000	26,384
		440,154
Real Estate Management & Development 1.8%
St. Joe	3,182,700	136,633
		136,633
Thrifts & Mortgage Finance 0.6%
Countrywide Financial	2,675,000	14,713
Fannie Mae	970,000	25,530
		40,243
Total Financials		1,356,553
HEALTH CARE 9.4%
Biotechnology 1.0%
Amgen (1)	1,825,000	76,249
		76,249
Health Care Equipment & Supplies 2.9%
Boston Scientific (1)	2,945,000	37,902
Covidien	2,250,000	99,562
Medtronic	1,645,000	79,569
		217,033
Health Care Providers & Services 1.5%
Cardinal Health	1,215,000	63,800
CIGNA	930,000	37,730
Health Management (1)	1,940,000	10,262
		111,792
Pharmaceuticals 4.0%
Johnson & Johnson	1,695,000	109,955
Merck	1,200,000	45,540
Pfizer	3,400,000	71,162
Schering-Plough	1,565,000	22,552
Wyeth	1,365,000	57,002
		306,211
Total Health Care		711,285
INDUSTRIALS & BUSINESS SERVICES 11.1%
Aerospace & Defense 0.7%
Raytheon	775,000	50,073
		50,073
Airlines 1.3%
Southwest Airlines	7,650,000	94,860
		94,860
Commercial Services & Supplies 1.6%
Avery Dennison	590,000	29,058
Waste Management	2,620,000	87,927
		116,985
Industrial Conglomerates 5.2%
3M	1,015,000	80,337
GE	6,035,000	223,356
Tyco International	2,120,000	93,386
		397,079
Machinery 1.2%
Illinois Tool Works	1,940,000	93,566
		93,566
Road & Rail 1.1%
Union Pacific	685,000	85,885
		85,885
Total Industrials & Business Services		838,448
INFORMATION TECHNOLOGY 9.9%
Communications Equipment 1.8%
Alcatel-Lucent (EUR)	3,235,000	18,545
Alcatel-Lucent, ADR	10,515,000	60,566
Juniper Networks (1)	785,000	19,625
Nokia, ADR	1,290,000	41,061
		139,797
Computers & Peripherals 2.3%
Dell (1)	4,275,000	85,158
IBM	785,000	90,385
		175,543
Electronic Equipment & Instruments 0.8%
Tyco Electronics	1,705,000	58,516
		58,516
Internet Software & Services 0.4%
Yahoo! (1)	1,085,000	31,389
		31,389
IT Services 0.7%
Western Union	2,385,000	50,729
		50,729
Semiconductor & Semiconductor Equipment 2.3%
Analog Devices	1,770,000	52,250
Intel	3,405,000	72,118
Texas Instruments	1,785,000	50,462
		174,830
Software 1.6%
Microsoft	4,250,000	120,615
		120,615
Total Information Technology		751,419
MATERIALS 4.0%
Chemicals 1.0%
DuPont	1,600,000	74,816
		74,816
Metals & Mining 0.9%
Alcoa	1,355,000	48,861
Nucor	240,000	16,258
		65,119
Paper & Forest Products 2.1%
AbitiBibowater	205,655	2,655
International Paper	3,055,000	83,096
MeadWestvaco	2,700,000	73,494
		159,245
Total Materials		299,180
TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 0.2%
Qwest Communications International	3,475,000	15,742
		15,742
Wireless Telecommunication Services 0.9%
Sprint Nextel	10,560,000	70,646
		70,646
Total Telecommunication Services		86,388
UTILITIES 2.6%
Electric Utilities 1.9%
Entergy	700,000	76,356
Pinnacle West Capital	1,775,000	62,267
		138,623
Multi-Utilities 0.7%
NiSource	3,150,000	54,306
		54,306
Total Utilities		192,929
Total Common Stocks (Cost $7,239,012)		7,260,756
CONVERTIBLE PREFERRED STOCKS 0.8%
CONSUMER DISCRETIONARY 0.3%
Automobiles 0.3%
General Motors	845,000	19,477
Total Consumer Discretionary		19,477
FINANCIALS 0.4%
Capital Markets 0.3%
Merrill Lynch, Acquisition Date: 1/18/08 and Acquisition Cost
$34,900 (1)(2)	349	27,999
		27,999
Insurance 0.1%
XL Capital	335,000	4,130
		4,130
Total Financials		32,129
INFORMATION TECHNOLOGY 0.1%
Communication Equipment 0.1%
Lucent Technologies	8,850	6,423
Total Information Technology		6,423
Total Convertible Preferred Stocks (Cost $70,635)		58,029
CONVERTIBLE BONDS 0.2%
Ford Motor, 4.25%, 12/15/36	9,720,000	8,298
Newmont Mining, 1.625%, 7/15/17 (3)	6,025,000	7,355
Total Convertible Bonds (Cost $15,745)		15,653
BOND MUTUAL FUNDS 0.4%
T. Rowe Price Institutional Floating Rate Fund, 4.17% (4)(5)	3,172,660	31,600
Total Bond Mutual Funds (Cost $31,679)		31,600
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.3%
T. Rowe Price Reserve Investment Fund, 3.29%, (5)(6)	176,655,878	176,656
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 3.202% 6/19/08	10,000,000	9,930
U.S. Treasury Bills, 3.29% 6/19/08	6,000,000	5,957
		15,887
Total Short-Term Investments (Cost $192,543)		192,543
Total Investments in Securities
99.8% of Net Assets (Cost $7,549,614)		$7,558,581

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $27,999 and represents 0.4% of net assets.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$7,355 and represents 0.1% of net assets.
(4)	SEC 30-day yield
(5)	Affiliated Companies
(6)	Seven-day yield
ADR	American Depository Receipts
EUR	Euro
NOK	Norwegian Krone

OPTIONS WRITTEN 0.0%
Bank of America, Put, 5/17/08 @ $32.50 (1)	(100,000)	(83)
Total Options Written (Cost $(65))		(83)

(5) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07

T. Rowe Price
Institutional Floating
Rate Fund 4.17%	$31,679	$-	$ 155	$ 31,600	$ -
T. Rowe Price Reserve
Investment Fund
3.29%	¤	¤	2,146	176,656	561,324

Totals			$2,301	$ 208,256	$561,324

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$208,335
Dividend income		2,301
Interest income		-
Investment income		$2,301
Realized gain (loss) on securities		$-
Capital gain distributions from
mutual funds		$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Value Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – quoted prices	$7,187,644	$0
Level 2 – significant other observable inputs	342,938	(83)
Level 3 – significant unobservable inputs	27,999	0
Total	$7,558,581	$(83)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Options

The fund may invest in call and put options that give the holder the right to purchase and sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $7,549,614,000. Net unrealized gain aggregated $8,949,000 at period-end, of which $951,319,000 related to appreciated investments and $942,370,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and/or T. Rowe Price International, Inc. (collectively, Price managers), and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to its Price manager. To ensure that the fund does not incur duplicate fees, each Price manager has agreed to permanently waive a portion of its management fee charged to the fund, in an amount sufficient to fully offset the fees paid by the underlying institutional funds related to fund assets invested therein.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008